Tax - Other (Details) - GBP (£) £ in Millions			12 Months Ended
	Apr. 01, 2020	Apr. 01, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred tax:
Deferred tax assets			£ 1,412	£ 1,740
UK corporation tax		19.00%	19.00%	19.25%	20.00%
Loss for the year			£ (2,151)	£ (1,508)	£ 5,189
Deferred tax assets that have not been recognised			5,118	6,356	7,940
Tax losses and other temporary differences carried forward			25,597	30,049	33,376
Deferred tax liabilities that have not been recognised			257	255	£ 258
Forecast
Deferred tax:
UK corporation tax	17.00%
within 5 years
Deferred tax:
Tax losses and other temporary differences carried forward			939
After 5 years
Deferred tax:
Tax losses and other temporary differences carried forward			£ 5,992
UK
Deferred tax:
Limit of offset of losses carried forward (as a percent)			25.00%
Banking surcharge rate			8.00%
UK | NatWest Markets Plc
Deferred tax:
Limit of offset of losses carried forward (as a percent)			25.00%
Tax losses carried forward			£ 800
Tax losses not recognised			10,200
UK | National Westminster Bank Plc
Deferred tax:
Tax losses carried forward			2,936
Ireland | Ulster Bank
Deferred tax:
Loss for the year			2,089
Tax losses carried forward			8,855
Tax losses carried forward
Deferred tax:
Deferred tax assets			936	939
Tax losses carried forward | UK
Deferred tax:
Deferred tax assets			675	680
Tax losses carried forward | UK | NatWest Markets Plc
Deferred tax:
Deferred tax assets			151	125
Tax losses carried forward | UK | National Westminster Bank Plc
Deferred tax:
Deferred tax assets			505	541
Tax losses carried forward | UK | Ulster Bank
Deferred tax:
Deferred tax assets			19	14
Tax losses carried forward | Ireland | Ulster Bank
Deferred tax:
Deferred tax assets			£ 261	£ 259